FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exchange rate differences
Foreign exchange gains	$ 12,271,935	$ 2,599,842	$ 1,716,834
Foreign exchange losses	(129,483,801)	(25,703,369)	(11,705,714)
Total	(117,211,866)	(23,103,527)	(9,988,880)
Financial income
Interest from short-term investments	5,016,309	4,708,054	6,109,952
Effect of discounts on provisions and liabilities	693,625	356,464	90,171
Total	5,709,934	5,064,518	6,200,123
Financial expenses
Interest on borrowings	(61,852,712)	(17,757,415)	(2,983,830)
Loss from securities transactions	(1,836,132)	(54,919,417)	0
Interest on leases	(358,923)	(289,306)	(315,661)
Tax interest	(616,320)	(804,813)	(357,630)
Effect of discounts on receivables	(2,366,806)	(2,667,735)	(2,071,540)
Others	(6,292,271)	(3,168,614)	(2,406,555)
Total	$ (73,323,164)	$ (79,607,300)	$ (8,135,216)